Employee Benefit Plan, Statement of Change in Net Asset Available for Benefit (Statement) - Trane Technologies plc - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
EBP, Statement of Change in Net Asset Available for Benefit [Abstract]
EBP, Change in Net Asset Available for Benefit, Increase from Participant Contribution	$ 3,068,775	$ 2,948,087
EBP, Change in Net Asset Available for Benefit, Increase from Employer Contribution, Cash and Noncash	2,624,385	2,557,248
EBP, Change in Net Asset Available for Benefit, Increase from Participant Contribution, Rollover	124,114	45,831
EBP, Change in Net Asset Available for Benefit, Increase from Contribution	5,817,274	5,551,166
EBP, Change in Net Asset Available for Benefit, Increase	15,116,931	17,544,222
EBP, Change in Net Asset Available for Benefit, Increase (Decrease) from Change in Plan Interest in Master Trust	8,933,805	13,925,983
EBP, Net Asset Available for Benefit	76,990,014	68,056,209	$ 54,130,226
EBP, Change in Net Asset Available for Benefit, Decrease from Payment to Participant	6,131,893	3,563,429
EBP, Change in Net Asset Available for Benefit, Decrease from Administrative Expense	51,233	54,810
EBP, Change in Net Asset Available for Benefit, Decrease	6,183,126	3,618,239
EBP, Investment Sold, Excluding Plan Interest in Master Trust, Cost	9,127,503	11,883,099
EBP, Change in Net Asset Available for Benefit, Increase from Interest Income on Note Receivable from Participant	172,154	109,957
EBP, Statement of Change in Net Asset Available for Benefit [Line Items]
EBP, Investment Sold, Excluding Plan Interest in Master Trust, Cost	9,127,503	11,883,099
EBP, Change in Net Asset Available for Benefit, Increase from Interest Income on Note Receivable from Participant	172,154	109,957
EBP, Change in Net Asset Available for Benefit, Increase from Participant Contribution	3,068,775	2,948,087
EBP, Change in Net Asset Available for Benefit, Increase from Employer Contribution, Cash and Noncash	2,624,385	2,557,248
EBP, Change in Net Asset Available for Benefit, Increase from Participant Contribution, Rollover	124,114	45,831
EBP, Change in Net Asset Available for Benefit, Increase from Contribution	5,817,274	5,551,166
EBP, Change in Net Asset Available for Benefit, Increase	15,116,931	17,544,222
EBP, Change in Net Asset Available for Benefit, Decrease from Payment to Participant	6,131,893	3,563,429
EBP, Change in Net Asset Available for Benefit, Decrease from Administrative Expense	51,233	54,810
EBP, Change in Net Asset Available for Benefit, Decrease	6,183,126	3,618,239
EBP, Change in Net Asset Available for Benefit, Increase (Decrease) from Change in Plan Interest in Master Trust	8,933,805	13,925,983
EBP, Net Asset Available for Benefit	$ 76,990,014	$ 68,056,209	$ 54,130,226